Financial Risk Management - Summary of Holding of Treasury Shares (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Holding Of Treasury Shares [Line Items]
Beginning balance (Nominal value)	€ 113	€ 146
Acquired from third-parties (Nominal value)	16
Transferred under stock incentive programs (Nominal Value)	(49)	(33)
Ending balance (Nominal Value)	€ 80	€ 113
Beginning balance (Holding)	845,887	1,093,054
Acquired from third-parties (Holding)	119,148
Transferred under stock incentive programs (Holding)	(367,939)	(247,167)
Ending balance (Holding)	597,096	845,887
Beginning balance (Holding in % of total outstanding shares)	1.40%	0.00%
Acquired from third-parties (Holding in 1% total outstanding shares)	0.00%
Transferred under stock incentive programs (Holding in 1% total outstanding shares)	0.00%	0.00%
Ending balance (Holding in % of total outstanding shares)	1.00%	1.40%